Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	€ 679	€ 4,259	€ 1,645
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	(343)	(424)	3,040
Income tax related to items that will not be reclassified to profit or loss	61	77	(755)
Total of items that will not be reclassified to profit or loss	(282)	(347)	2,285
Items that may be reclassified to profit or loss
Exchange differences on translating foreign operations	(554)	696	1,160
Transfer to income statement	19	14	(7)
Net fair value gains/(losses)	135	(127)	(249)
Net fair value losses	(24)	(15)	(10)
Transfer to income statement	(37)	98	10
Net fair value losses	(110)	(264)	(25)
Transfer to income statement	120	218	32
Other decrease, net	(4)	(3)	0
Income tax related to items that may be reclassified to profit or loss	(10)	(21)	2
Total of items that may be reclassified to profit or loss	(465)	596	913
Other comprehensive income	(747)	249	3,198
Total comprehensive (loss)/income for the year	(68)	4,508	4,843
Attributable to:
Equity holders of the parent	(78)	4,500	4,814
Non-controlling interests	€ 10	€ 8	€ 29